CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities
Net loss	$ (9,010)	$ (9,335)	$ (39,159)	$ (24,734)	$ (16,752)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	4,791	4,111	17,424	14,739	13,455
Accretion of debt discount and accrual of paid in kind interest		481	4,557	2,594	2,541
Payment of paid in kind interest			(6,418)
Change in fair value of common stock warrant liability	1,000		5,880	420	3,700
Change in fair value of contingent consideration	93	62	371	41	(781)
Stock-based compensation	1,849	1,625	6,526	5,497	2,017
(Accretion)/amortization of purchase discounts/premiums on marketable securities, net	63
Deferred income taxes	(162)	(1,402)	(7,432)	(13,941)	(8,283)
Changes in operating assets and liabilities, net of effects of the acquisition:
Accounts receivable	(1,595)	(1,499)	(15,541)	(6,195)	(6,821)
Deferred sales commissions	134	242	(3,421)	(4,343)	(1,254)
Prepaid expenses and other current assets	(1,163)	(1,017)	(3,095)	(507)	(1,116)
Other assets	(22)	(757)	(201)	(571)	(98)
Accounts payable	(3,253)	1,421	3,544	1,073	810
Accrued expenses and other current liabilities	(2,469)	(2,031)	3,864	6,753	3,241
Deferred revenue	8,014	3,800	29,482	18,176	17,246
Other long-term liabilities	25	(352)	(1,189)	2,004	1,038
Net cash provided by (used in) operating activities	(1,705)	(4,651)	(4,808)	1,006	8,943
Cash flows from investing activities
Acquisition, net of cash acquired			(31,488)
Proceeds from maturities of marketable securities	5,200
Investments in marketable securities			(83,192)
Capitalized software development costs	(1,083)	(807)	(3,270)	(2,273)	(1,437)
Purchases of property and equipment	(488)	(409)	(1,724)	(10,094)	(1,429)
Net cash provided by (used in) investing activities	3,629	(1,216)	(119,674)	(12,367)	(2,866)
Cash flows from financing activities
Proceeds from term loan, net of issuance costs		4,840	34,300
Principal payments on term loan and prepayment penalties			(60,706)
Principal payments on capital lease obligations	(549)	(124)	(124)	(532)
Proceeds from issuance of common stock			3,075		5,000
Payments of initial public offering costs	(110)	(725)	(4,372)
Proceeds from initial public offering, net of underwriting discounts and commissions			156,362
Repurchases of common stock				(29)	(225)
Proceeds from exercises of stock options	65	135	2,860	1,420
Net cash provided by (used in) financing activities	(594)	4,126	131,395	859	4,775
Net increase (decrease) in cash and cash equivalents	1,330	(1,741)	6,913	(10,502)	10,852
Cash and cash equivalents, beginning of period	22,118	15,205	15,205	25,707	14,855
Cash and cash equivalents, end of period	23,448	13,464	22,118	15,205	25,707
Supplemental disclosures of cash flow information
Cash paid for interest			8,646	634	506
Cash paid for income taxes			176	6	10
Non-cash financing and investing activities
Capitalized software development costs included in accounts payable and accrued expenses and other current liabilities	45	35	153		80
Purchases of property and equipment included in accounts payable and accrued expenses and other current liabilities	445	236	63	172	996
Stock-based compensation capitalized for software development	$ 30	22	102	67	$ 55
Property and equipment acquired under capital leases				1,648
Deferred offering costs included in accounts payable and accrued expenses and other current liabilities		1,617	$ 110	$ 1,647
Term loan issuance costs		$ 80